Commitments and Contingencies - Future Minimum Lease Payments Table (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 978
2019	985
2020	924
Operating Leases, Future Minimum Payments Due	$ 2,887